Service and Fee Income (Tables)	6 Months Ended
Jun. 30, 2014
Service and Fee Income [Abstract]
Schedule of Service and Fee Income [Table Text Block]
The following table summarizes service and fee income by category:

	Three Months Ended June 30,		Six Months Ended June 30,
(amounts in thousands)	2014	2013	2014	2013
Installment fees	$7,322	$7,053	$14,205	$17,063
Commission revenue	14,878	10,527	29,738	16,816
General agent fees	7,842	4,967	15,167	9,419
Late payment fees	2,987	2,863	5,485	5,444
Finance and processing fees	3,369	3,826	6,509	5,451
Other	2,088	2,170	4,088	4,475
Total	$38,486	$31,406	$75,192	$58,668